Sales - Deferred income - Components (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue [abstract]
Prepaid cards	€ 241	€ 266	€ 310
Service access fees	722	704	664
Loyalty programs	43	58	76
Other deferred revenue	999	1,021	987
Other deferred operating income	76	85	99
Total	€ 2,081	€ 2,134	€ 2,136	€ 1,956